POST REPORTING EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [Abstract]
POST REPORTING EVENTS	POST REPORTING EVENTS
Adjusting Events
No adjusting events have occurred between the reporting date of these consolidated financial statements and the date of authorization.
Non-Adjusting Events
No significant non-adjusting events have occurred between the reporting date of these consolidated financial statements and the date of authorization with the exception of the items discussed below.
On March 11, 2021, the Company declared a cash dividend of $0.1575 per common share payable on March 31, 2021 to shareholders of record at the close of business on March 22, 2021. The estimated amount of this dividend payment is $9.3 million based on 59,027,047 shares of the Company’s common shares issued and outstanding as of March 11, 2021.